Finance Expense	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of finance cost [text block]

32.    Financial Expense

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Recoverable cash advances, Accretion of interest	882	772	575
Interest and bank charges	296	151	33
Interest on lease liabilities	90	47	17
Exchange differences	448	20	115
Other	356	—	—
Total Financial expense	2,072	990	740

For the year ended December 31, 2021, the other financial expenses mainly relate to the fair value adjustment on financial instruments for €316,000. More information can be found in note 16.3.

The discounting impact of the recoverable cash advances is further detailed in note 18.1 above.